Martin Currie International Unconstrained Equity Fund
MARTIN CURRIE INTERNATIONAL UNCONSTRAINED EQUITY FUND
Investment objective
Long-term capital appreciation.
Fees and expenses of the fund
The accompanying table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in funds sold by Legg Mason Investor Services, LLC (“LMIS”), the fund’s distributor. More information about these and other discounts is available from your financial intermediary, in this Prospectus on page 19 under the heading “Sales charges” and in the fund’s statement of additional information (“SAI”) on page 34 under the heading “Sales Charge Waivers and Reductions.”
Shareholder fees (fees paid directly from your investment)
Shareholder Fees - Martin Currie International Unconstrained Equity Fund - USD ($)		Class A		Class A2		Class C	Class FI	Class R	Class I	Class IS
Maximum sales charge (load) imposed on purchases (as a % of offering price)		5.75%		5.75%		none	none	none	none	none
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption)	[1]	none	[2]	none	[2]	1.00%	none	none	none	none
Small account fee ($)	[3]	$ 15		$ 15		$ 15	none	none	none	none
[1]	Maximum deferred sales charge (load) may be reduced over time.
[2]	You may buy Class A shares or Class A2 shares in amounts of $1,000,000 or more at net asset value (without an initial sales charge), but if you redeem those shares within 18 months of their purchase, you will pay a contingent deferred sales charge of 1.00%.
[3]	If your shares are held in a direct account and the value of your account is below $1,000 ($250 for retirement plans that are not employer-sponsored), the fund may charge you a fee of $3.75 per account that is determined and assessed quarterly (with an annual maximum of $15.00 per account). Direct accounts generally include accounts held in the name of the individual investor on the fund’s books and records.

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Martin Currie International Unconstrained Equity Fund		Class A	Class A2	Class C	Class FI	Class R	Class I	Class IS
Management fees		0.75%	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%
Distribution and/or service (12b-1) fees		0.25%	0.25%	1.00%	0.25%	0.50%	none	none
Other expenses	[1]	2.03%	2.23%	2.03%	2.03%	2.03%	1.93%	1.83%
Total annual fund operating expenses		3.03%	3.23%	3.78%	3.03%	3.28%	2.68%	2.58%
Fees waived and/or expenses reimbursed	[2]	(1.68%)	(1.68%)	(1.68%)	(1.68%)	(1.68%)	(1.68%)	(1.68%)
Total annual fund operating expenses after waiving fees and/or reimbursing expenses		1.35%	1.55%	2.10%	1.35%	1.60%	1.00%	0.90%
[1]	“Other expenses” are estimated for the current fiscal year. Actual expenses may differ from estimates.
[2]	The manager has agreed to waive fees and/or reimburse operating expenses (other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses) so that total annual operating expenses are not expected to exceed 1.35%,1.55%, 2.10%,1.35%,1.60%, 1.00% and 0.90% for Class A, A2, C, FI, R, I and IS shares, respectively, subject to recapture as described below. In addition, total annual fund operating expenses for Class IS shares will not exceed total annual fund operating expenses for Class I shares, subject to recapture as described below. These arrangements cannot be terminated prior to December 31, 2016 without the Board of Trustees’ (the “Board”) consent. The manager is permitted to recapture amounts waived and/or reimbursed to a class within three years after the fiscal year in which the manager earned the fee or incurred the expense if the class’ total annual operating expenses have fallen to a level below the limits described above.

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes:
  You invest $10,000 in the fund for the time periods indicated
  Your investment has a 5% return each year and the fund’s operating expenses remain the same
  You reinvest all distributions and dividends without a sales charge
Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Number of years you own your shares ($)
Expense Example - Martin Currie International Unconstrained Equity Fund - USD ($)	1 year	3 years
Class A	705	1,309
Class A2	724	1,365
Class C	313	1,000
Class FI	137	777
Class R	163	853
Class I	102	672
Class IS	92	642

Number of years you own your shares ($)
Expense Example, No Redemption - Martin Currie International Unconstrained Equity Fund - USD ($)	1 year	3 years
Class A	705	1,309
Class A2	724	1,365
Class C	213	1,000
Class FI	137	777
Class R	163	853
Class I	102	672
Class IS	92	642

Portfolio turnover.
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. The fund is newly offered; therefore, it does not have a turnover rate to report for the most recent fiscal year.
Principal investment strategies
Under normal market conditions, the fund pursues its objective by investing at least 80% of its net assets plus borrowings for investment purposes, if any, in equity and equity related securities of foreign companies and other investments with similar economic characteristics. (The fund does not currently intend to borrow for investment purposes.) The fund is generally unconstrained by any particular sector, geography or market capitalization. The subadviser focuses on companies that generally have a strong history of offering high and sustainable returns on invested capital over time and seeks to acquire securities of companies with reasonable valuations based on the subadviser’s thorough assessment of the company’s long-term potential. When the subadviser identifies an opportunity it finds attractive, it aims to make a long-term capital commitment.

The equity securities in which the fund will invest may include common stocks, preferred stocks, convertible bonds, securities convertible into common stock, depositary receipts and synthetic foreign equity securities, including international warrants and other instruments with similar economic characteristics. Synthetic foreign equity securities are a type of derivative issued by a bank or other financial institution designed to replicate the economic exposure of buying an equity security directly in a particular foreign market. The fund may use synthetic foreign equity securities to obtain market exposure where direct access is not otherwise available. The fund may also enter into derivatives as a substitute for buying or selling securities; to obtain market exposure; and to manage cash.

The fund may seek investment opportunities in any foreign country and under normal market conditions will invest in or have exposure to securities of companies located in at least three foreign countries. The fund may invest without limit in securities of companies located in any foreign country, including countries with developed or emerging markets. The fund may invest in companies of any size and market capitalization, but will typically invest in those companies with market capitalizations in excess of $5 billion. The fund’s portfolio is expected to be highly concentrated, with approximately 25-40 holdings.

While the fund is generally unconstrained within its equity universe, the subadviser seeks to be risk aware and to control company risk through extensive due diligence. The subadviser also manages risk at a portfolio level; however, this is not managed relative to any benchmark.

Instances when the subadviser may sell a portfolio holding include the following:
  Structural change in the business that the subadviser believes will have a negative impact on its long-term potential, in particular its return on investment capital;
  Breach of what the subadviser considers to be good corporate governance;
  Where valuation of the business is meaningfully above the subadviser’s assessment of fair valuation; and
  Where the subadviser believes that other investments offer superior long-term potential.

Principal risks
Risk is inherent in all investing. The value of your investment in the fund, as well as the amount of return you receive on your investment, may fluctuate significantly. You may lose part or all of your investment in the fund or your investment may not perform as well as other similar investments. The following is a summary description of certain risks of investing in the fund.

Stock market and equity securities risk. The securities markets are volatile and the market prices of the fund’s securities may decline generally. Securities fluctuate in price based on changes in a company’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the fund fall, the value of your investment in the fund will decline.

Market events risk. In the past several years financial markets, such as those in the United States, Europe, Asia and elsewhere, have experienced increased volatility, depressed valuations, decreased liquidity and heightened uncertainty. Governmental and non-governmental issuers have defaulted on, or been forced to restructure, their debts. These conditions may continue, recur, worsen or spread.

The U.S. government and the Federal Reserve, as well as certain foreign governments and central banks, have taken steps to support financial markets, including by keeping interest rates at historically low levels. This and other government intervention may not work as intended, particularly if the efforts are perceived by investors as being unlikely to achieve the desired results. The Federal Reserve recently has reduced its market support activities. Further reduction or withdrawal of Federal Reserve or other U.S. or non-U.S. governmental or central bank support, including interest rate increases, could negatively affect financial markets generally, increase market volatility and reduce the value and liquidity of securities in which the fund invests.

Policy and legislative changes in the United States and in other countries are affecting many aspects of financial regulation, and may in some instances contribute to decreased liquidity and increased volatility in the financial markets. The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time.

Economies and financial markets throughout the world are becoming increasingly interconnected. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to countries experiencing economic and financial difficulties, the value and liquidity of the fund’s investments may be negatively affected.

Issuer risk. The value of a security can go up or down more than the market as a whole and can perform differently from the value of the market as a whole, often due to disappointing earnings reports by the issuer, unsuccessful products or services, loss of major customers, major litigation against the issuer or changes in government regulations affecting the issuer or the competitive environment. The fund may experience a substantial or complete loss on an individual security. Historically, the prices of securities of small and medium capitalization companies have generally gone up or down more than those of large capitalization companies, although even large capitalization companies may fall out of favor with investors.

Disruptive innovations risk. The fund’s concentrated investment in approximately 25-40 companies generally with strong histories of offering high and sustainable returns may subject the fund to the risk of disruptive innovations. Disruptive innovations may appear in many forms, such as a revolutionary business model, a completely new technology, or a new spin on an existing product or service. A disruptive innovation may force companies to alter the way that they approach their business, lower their prices, risk losing market share or risk becoming irrelevant. These types of innovations have the potential to upset mature companies and alter the face of entire industries. Companies are unlikely to be able to fully plan for disruptive innovations because these innovations can appear suddenly. Companies may also delay in addressing them because of a reluctance to accept the changes.

Large capitalization company risk. Large capitalization companies may fall out of favor with investors based on market and economic conditions. In return for the relative stability and low volatility of large capitalization companies, the fund’s value may not rise as much as the value of funds that focus on companies with smaller market capitalizations.

Small and medium capitalization company risk. The fund will be exposed to additional risks as a result of its investments in the securities of small and medium capitalization companies. Small and medium capitalization companies may fall out of favor with investors; may have limited product lines, operating histories, markets or financial resources; or may be dependent upon a limited management group. The prices of securities of small and medium capitalization companies generally are more volatile than those of large capitalization companies and are more likely to be adversely affected than large capitalization companies by changes in earnings results and investor expectations or poor economic or market conditions, including those experienced during a recession. Securities of small and medium capitalization companies may underperform large capitalization companies, may be harder to sell at times and at prices the portfolio managers believe appropriate and may offer greater potential for losses.

Market sector risk. The fund may be significantly overweight or underweight certain companies, industries or market sectors, which may cause the fund’s performance to be more sensitive to developments affecting those companies, industries or sectors.

Growth and value investing risk. Growth or value securities as a group may be out of favor and underperform the overall equity market while the market concentrates on other types of securities. Growth securities typically are very sensitive to market movements because their market prices tend to reflect future expectations. When it appears those expectations will not be met, the prices of growth securities typically fall. The value approach to investing involves the risk that stocks may remain undervalued.

Non-diversification risk. The fund is classified as “non-diversified,” which means it may invest a larger percentage of its assets in a smaller number of issuers than a diversified fund. To the extent the fund invests its assets in a smaller number of issuers, the fund will be more susceptible to negative events affecting those issuers than a diversified fund.

Portfolio management risk. The value of your investment may decrease if the subadviser’s judgment about the attractiveness or value of, or market trends affecting a particular security, industry, sector or region, or about market movements, is incorrect, or if there are imperfections, errors or limitations in the tools and data used by the subadviser. In addition, the fund’s investment strategies or policies may change from time to time. Those changes may not lead to the results intended by the subadviser and could have an adverse effect on the value or performance of the fund.

Liquidity risk. Some assets held by the fund may be impossible or difficult to sell, particularly during times of market turmoil. These illiquid assets may also be difficult to value. If the fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the fund may be forced to sell at a loss.

Foreign investments and emerging markets risk. The fund’s investments in securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which the fund may invest may have markets that are less liquid, less regulated and more volatile than U.S. markets. The value of the fund’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable or unsuccessful government actions, reduction of government or central bank support and political or financial instability. Lack of information may also affect the value of these securities.

The risks of foreign investments are heightened when investing in issuers in emerging market countries. Emerging market countries tend to have economic, political and legal systems that are less fully developed and are less stable than those of more developed countries. They are often particularly sensitive to market movements because their market prices tend to reflect speculative expectations. Low trading volumes may result in a lack of liquidity and in extreme price volatility.

Currency risk. The value of investments in securities denominated in foreign currencies increases or decreases as the rates of exchange between those currencies and the U.S. dollar change. Currency conversion costs and currency fluctuations could erase investment gains or add to investment losses. Currency exchange rates can be volatile, and are affected by factors such as general economic conditions, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls and speculation.

Convertible securities risk. Convertible securities are subject to both risks associated with equity securities and risks associated with fixed income securities, including credit and interest rate risks. Credit risk is the risk that the issuer or obligor will not make timely payments of principal and interest. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the fund’s investment in that issuer. Interest rate risk is the risk that the value of a fixed income security will fall when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. Interest rates have been historically low, so the fund faces a heightened risk that interest rates may rise. A general rise in interest rates may cause investors to move out of fixed income securities on a large scale, which could adversely affect the price and liquidity of fixed income securities. As the market price of the equity security underlying a convertible security falls, the convertible security tends to trade on the basis of its yield and other fixed income characteristics. As the market price of the equity security underlying a convertible security rises, the convertible security tends to trade on the basis of its equity conversion features.

Valuation risk. The sales price the fund could receive for any particular portfolio investment may differ from the fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair value methodology. Investors who purchase or redeem fund shares on days when the fund is holding fair-valued securities may receive fewer or more shares or lower or higher redemption proceeds than they would have received if the fund had not fair-valued the security or had used a different valuation methodology. The fund’s ability to value its investments may be impacted by technological issues and/or errors by pricing services or other third party service providers.

Derivatives risk. Using derivatives can increase fund losses and reduce opportunities for gains when market prices, interest rates, currencies, or the derivatives themselves, behave in a way not anticipated by the fund. Using derivatives also can have a leveraging effect and increase fund volatility. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. Derivatives may be difficult to sell, unwind or value, and the counterparty may default on its obligations to the fund. Use of derivatives may have different tax consequences for the fund than an investment in the underlying security, and those differences may affect the amount, timing and character of income distributed to shareholders. The U.S. government and foreign governments are in the process of adopting and implementing regulations governing derivatives markets, including mandatory clearing of certain derivatives, margin and reporting requirements. The ultimate impact of the regulations remains unclear. Additional regulation of derivatives may make derivatives more costly, limit their availability or utility, otherwise adversely affect their performance or disrupt markets. Synthetic foreign equity securities in which the fund invests are subject to counterparty risk.

Cybersecurity risk. Cybersecurity incidents may allow an unauthorized party to gain access to fund assets, customer data (including private shareholder information), or proprietary information, or cause the fund, the manager, the subadviser(s) and/or its service providers (including, but not limited to, fund accountants, custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or lose operational functionality.

These risks are discussed in more detail later in this Prospectus or in the SAI.
Performance
The fund is newly offered. Once the fund has a performance record of at least one calendar year, the fund’s performance will be included in its Prospectus. The fund will make updated performance information available at the fund’s website, http://www.leggmason.com/individualinvestors/prospectuses (click on the name of the fund), or by calling the fund at 1-877-721-1926.